Expense Example - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	1,024
Expense Example, with Redemption, 5 Years	1,980
Expense Example, with Redemption, 10 Years	4,410
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	1,568
Expense Example, with Redemption, 5 Years	2,518
Expense Example, with Redemption, 10 Years	$ 4,910